FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 12 - FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company makes certain disclosures as detailed below with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.Non-Designated Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, Tower enters from time to time into exchange rate agreements to partially protect against the volatility of future cash flows caused by changes in foreign exchange rates on NIS denominated expenses.

As of December 31, 2020, the fair value amounts of such exchange rate agreements were $5,143 in an asset position, presented in other current assets with a face value of $51,000. As of December 31, 2019, the fair value amounts of such exchange rate agreements were $167 in an asset position, presented in other current assets with a face value of $48,000.

Changes in the fair values of such derivatives are presented in cost of revenues in the statements of operations.

As the functional currency of the Company is the USD and part of TPSCo revenues and expenses are denominated in JPY, the Company enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on JPY denominated amounts. As of December 31, 2020 and 2019, the fair value amounts of such exchange rate agreements were $150 in an asset position and $318, in a liability position, respectively, presented in other current assets and other current liabilities, respectively, with a face value of $40,000 and $36,000, respectively. Changes in the fair value of such derivatives are presented in the statements of operations.

B.Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, derivatives, trade receivables and government and other receivables. The Company's cash, deposits, marketable securities and derivatives are maintained with large and reputable banks and investment banks. The composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; however, in certain circumstances, the Company obtains credit insurance or may require advance payments. An allowance for current expected credit losses is maintained with respect to trade accounts receivables and marketable securities. The Company performs ongoing credit evaluations of its customers.

F - 27

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

C.Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments, excluding debentures, do not materially differ from their respective carrying amounts as of December 31, 2020 and 2019. The fair value of debentures, based on quoted market prices as of December 31, 2020 and 2019, was approximately $107,000 and $140,000, respectively, compared to carrying amounts of approximately $102,000 and $132,000, for the above dates, respectively.

D.Designated Cash Flow Hedge Transactions

The Company entered into designated cash flow hedging transactions to mitigate the foreign exchange rate differences on principal and interest using a cross currency swap to mitigate the risk arising from the Series G Debentures denomination in NIS.

As of December 31, 2020, the fair value of the swap was $16,977 in an asset net position, of which $6,316 was presented in other current assets and $10,661 was presented in long-term assets. As of December 31, 2019, the fair value of the swap was $15,642 in an asset net position, of which $3,017 was presented in other current assets and $12,625 was presented in long-term assets.

As of December 31, 2020 and December 31, 2019, the effective portions of $323 loss and $1,504 income, respectively, were recorded in OCI, of which a loss of $533 is expected to be recorded in earnings during the twelve months ending December 31, 2021. For the years ended December 31, 2020 and December 31, 2019, the hedging effect on the Company’s results of operations was $5,252 and $8,816 income, respectively, and was recognized as financing income, to offset the effect of the rate difference related to the Series G Debentures.

E.Fair Value Measurements

Valuation Techniques

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

F - 28

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

Level 1 Measurements

Securities classified as available-for-sale are reported at fair value on a recurring basis. These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. Changes in fair value of securities available-for-sale are recorded in other comprehensive income.

Level 2 Measurements

If quoted market prices are not available, the Company obtains fair value measurements of similar assets and liabilities from an independent pricing service. These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors.

For cross currency swap measured under Level 2 - the Company uses the market approach using quotations from banks and other public information.

Level 3 Measurements

Equity Securities without Readily Determinable Fair Values - Investments in privately-held companies are measured using the Measurement Alternatives, see Note 2J above. The Company reviews these investments for impairment and observable price changes on a quarterly basis and adjusts the carrying value accordingly. For the years ended December 31, 2020 and 2019, the Company recorded an increase in the value of such investments, of $358 and $5,270, respectively, presented in “other income (expense), net”, in the statements of operations.

Recurring fair value measurements using the indicated inputs:

	December 31, 2020	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$16,977	$--	$16,977	$--
Privately-held companies	17,727	--		17,727
Marketable securities held for sale	188,186	188,186	--	--
Foreign exchange forward and cylinders - net asset position	5,293	--	5,293	--
	$228,183	$188,186	$22,270	$17,727

F - 29

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

E.Fair Value Measurements (Cont.)

	December 31, 2019	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - net asset position	$15,642	$--	$15,642	$--
Privately-held companies	15,725	--	--	15,725
Marketable securities held for sale	175,305	175,305	--	--
Foreign exchange forward and cylinders - net liability position	(151)	--	(151)	--
	$206,521	$175,305	$15,491	$15,725

F.Short-Term and Long-Term Deposits and Marketable Securities

Deposits and marketable securities as of December 31, 2020 included short term deposits in the amount of $310,230, marketable securities with applicable accrued interest in the amount of $188,967 and a long-term bank deposit in the amount of $12,500; as of December 31, 2019, deposits and marketable securities included short term deposits in the amount of $215,609, marketable securities with applicable accrued interest in the amount of $176,070 and a long-term bank deposit in the amount of $12,500.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2020:

	Amortized cost (*)	Gross unrealized Gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$154,577	$1,207	$(735)	$155,049
Government bonds	32,894	37	(53)	32,878
Certificate of deposits	248	11	--	259
	$187,719	$1,255	$(788)	$188,186

* Excluding accrued interest of $781.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2020, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$22,772	$22,800
Due within 2-5 years	138,894	139,210
Due after 5 years	26,053	26,176
	$187,719	$188,186

F - 30

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 12 -  FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Cont.)

F.Short-Term and Long-Term Deposits and Marketable Securities (Cont.)

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2019:

	Amortized cost (*)	Gross unrealized Gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$154,167	$1,273	$(214)	$155,226
Government bonds	2,969	37	--	3,006
Municipal bonds	1,208	21	--	1,229
Money market fund	15,225	366	--	15,591
Certificate of deposits	248	5	--	253
	$173,817	$1,702	$(214)	$175,305

* Excluding accrued interest of $765.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2019, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$37,845	$37,818
Due within 2-5 years	119,202	120,344
Due after 5 years	16,770	17,143
	$173,817	$175,305

Investments with continuous unrealized losses for less than twelve months and twelve months or more and their related fair values as of December 31, 2020 and December 31, 2019, were as indicated in the following tables:

	December 31, 2020
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$24,699	$(700)	$9,434	$(35)	$34,133	$(735)
Government bonds	12,430	(50)	1,497	(3)	13,927	(53)
Total	$37,129	$(750)	$10,931	$(38)	$48,060	$(788)

	December 31, 2019
	Investment with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$8,562	$(56)	$23,022	$(158)	$31,584	$(214)